Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 8,212	$ 539
Basis difference in the equity of AST LLC	62,717
Other	1,495
Total deferred tax assets	72,425
Valuation allowance	(72,425)	(539)
Net deferred tax assets